WESTERN ASSET CALIFORNIA MUNICIPALS FUND

Schedule of investments (unaudited)	November 30, 2022

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
MUNICIPAL BONDS - 94.6%
Education - 9.1%
California State Enterprise Development Authority Revenue:
Provident Group SDSU Properties LLC, M@College Project, Series A	5.000%	8/1/45	$500,000	$501,545
Provident Group SDSU Properties LLC, M@College Project, Series A	5.000%	8/1/55	600,000	586,730
California State Infrastructure & Economic Development Bank Revenue, UCSF 2130 Third Street	5.000%	5/15/42	6,105,000	6,527,992
California State MFA Revenue:
CHF-Davis II, LLC, Orchard Park Student Housing Project, Green Bond, Series 2021, BAM	4.000%	5/15/41	500,000	487,704
CHF-Davis II, LLC, Orchard Park Student Housing Project, Green Bond, Series 2021, BAM	4.000%	5/15/46	2,000,000	1,895,459
California State School Finance Authority Revenue:
Classical Academies Oceanside Project, Series A	5.000%	10/1/42	1,000,000	1,026,569	(a)
Classical Academies Oceanside Project, Series A	5.000%	10/1/52	2,000,000	1,992,024	(a)
KIPP LA Project, Series A	5.000%	7/1/45	1,650,000	1,656,678	(a)
KIPP LA Project, Series A	5.000%	7/1/47	1,750,000	1,758,579	(a)
KIPP LA Project, Series A	4.000%	7/1/50	1,135,000	953,453	(a)
California State University Revenue:
Systemwide, Series A, Refunding	5.000%	11/1/38	2,500,000	2,680,571
Systemwide, Series C	4.000%	11/1/45	2,000,000	1,965,013
California Statewide CDA Revenue:
College Housing, NCCD Hooper Street LLC	5.250%	7/1/39	1,300,000	1,193,291	(a)
College Housing, NCCD Hooper Street LLC	5.250%	7/1/49	1,000,000	868,790	(a)
Pittsburg, CA, Unified School District Financing Authority Revenue, GO, AGM	5.000%	9/1/47	3,000,000	3,190,774

Total Education				27,285,172

See Notes to Schedule of Investments.

Western Asset California Municipals Fund 2022 Quarterly Report	1

WESTERN ASSET CALIFORNIA MUNICIPALS FUND

Schedule of investments (unaudited) (cont’d)	November 30, 2022

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Health Care - 7.8%
ABAG Finance Authority for Nonprofit Corps.,
CA, Revenue, Sharp HealthCare, Series A	5.000%	8/1/43	$5,000,000	$5,040,196
California State Health Facilities Financing Authority Revenue:
CommonSpirit Health, Series A	4.000%	4/1/44	2,000,000	1,853,341
Lucile Salter Packard Children’s Hospital at Stanford	5.000%	11/15/49	2,500,000	2,532,970
Lucile Salter Packard Children’s Hospital at Stanford, Series B	5.000%	8/15/55	2,000,000	2,044,886
California State MFA Revenue:
Channing House Project, Series A, Refunding, CMI	5.000%	5/15/35	500,000	541,439
Humangood Obligated Group, Series A, Refunding	4.000%	10/1/39	750,000	722,994
Humangood Obligated Group, Series A, Refunding	4.000%	10/1/44	1,000,000	941,527
California State Public Finance Authority Revenue, Green Bond, ENSO Village Project, Series A, Refunding	5.000%	11/15/46	500,000	424,526
California Statewide CDA Revenue:
899 Charleston Project, Series A	5.000%	11/1/29	1,635,000	1,543,488	(a)
Adventist Health System/West	5.000%	3/1/27	2,570,000	2,730,483	(b)(c)
Front Porch Communities & Services	5.000%	4/1/47	1,300,000	1,339,766
Los Angeles Jewish Home For The Aging, Series B, CMI	5.000%	11/15/31	1,300,000	1,470,410
Los Angeles Jewish Home For The Aging, Series B, CMI	5.000%	11/15/32	2,000,000	2,251,556

Total Health Care				23,437,582

Housing - 3.5%
California Statewide CDA Revenue:
CHF Irvine LLC, Refunding	5.000%	5/15/32	1,000,000	1,026,090
CHF Irvine LLC, Refunding	5.000%	5/15/33	1,500,000	1,534,775
CHF Irvine LLC, Refunding	5.000%	5/15/34	1,000,000	1,020,288
CHF Irvine LLC, Refunding	5.000%	5/15/35	1,000,000	1,018,362
CHF Irvine LLC, Refunding	5.000%	5/15/40	2,750,000	2,779,437
Provident Group-Pomona Properties LLC, Series A	5.750%	1/15/45	1,475,000	1,465,764	(a)
California Statewide CDA, Community Improvement Authority Revenue, Renaissance at City Center, Series A	5.000%	7/1/51	2,000,000	1,806,168

Total Housing				10,650,884

See Notes to Schedule of Investments.

2	Western Asset California Municipals Fund 2022 Quarterly Report

WESTERN ASSET CALIFORNIA MUNICIPALS FUND

Schedule of investments (unaudited) (cont’d)	November 30, 2022

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Industrial Revenue - 14.8%
California State Community Choice Financing Authority Revenue:
Clean Energy Project, Green Bonds, Climate Bond Certified, Series A	4.000%	12/1/27	$3,500,000	$3,518,041	(b)(c)
Clean Energy Project, Green Bonds, Series A-1	4.000%	8/1/28	3,750,000	3,750,686	(b)(c)
California State County Tobacco Securitization Agency Revenue, Los Angeles County Securitization Corp., Series A, Refunding	4.000%	6/1/49	2,000,000	1,723,975
California State Infrastructure & Economic Development Bank Revenue, Los Angeles County Museum of Natural History Foundation, Refunding	4.000%	7/1/50	4,000,000	3,753,315
California State MFA Special Facility Revenue, United Airlines, Inc., Los Angeles International Airport Project	4.000%	7/15/29	1,000,000	970,597	(d)
California State PCFA Water Furnishing Revenue, Poseidon Resources Desalination Project	5.000%	11/21/45	10,500,000	9,963,985	(a)(d)
Long Beach, CA, Bond Finance Authority Revenue:
Natural Gas Purchase, Series A	5.000%	11/15/29	2,500,000	2,653,339
Natural Gas Purchase, Series A	5.500%	11/15/37	5,000,000	5,561,377
Northern California Energy Authority, Commodity Supply Revenue, Series A	4.000%	7/1/24	2,000,000	2,006,932	(b)(c)
San Francisco, CA, City & County Airport Commission, International Airport Revenue, SFO Fuel Company LLC, Series A, Refunding	5.000%	1/1/36	1,000,000	1,051,198	(d)
Southern California Public Power Authority, Natural Gas Revenue, Project No. 1, Series A	5.000%	11/1/33	4,805,000	5,139,028
Tobacco Securitization Authority of Southern California Revenue:
Asset Backed Refunding, San Diego County Tobacco Asset Securitization Corporation, Class 1, Series A	5.000%	6/1/27	1,000,000	1,053,967
Asset Backed Refunding, San Diego County Tobacco Asset Securitization Corporation, Class 2, Series B	5.000%	6/1/48	3,510,000	3,542,994

Total Industrial Revenue				44,689,434

See Notes to Schedule of Investments.

Western Asset California Municipals Fund 2022 Quarterly Report	3

WESTERN ASSET CALIFORNIA MUNICIPALS FUND

Schedule of investments (unaudited) (cont’d)	November 30, 2022

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Leasing - 7.7%
California State Public Works Board, Lease Revenue, Various Capital Projects, Series B	4.000%	3/1/45	$1,000,000	$984,196
San Bernardino, CA, USD Revenue, COP, 2019 School Financing Project, AGM	5.000%	10/1/38	500,000	542,508
San Diego, CA, Public Facilities Financing Authority Revenue, Capital Improvement Project, Series A	5.000%	10/15/44	6,000,000	6,245,113
San Diego, CA, Public Facilities Financing Authority, Lease Revenue, Capital Improvement Projects, Series A, Refunding	5.000%	10/15/46	2,000,000	2,149,454
San Mateo - Foster City, CA, Public Financing Authority, Street & Flood Control Project	4.000%	5/1/45	1,750,000	1,761,001
San Mateo County, CA, Joint Powers Financing Authority Lease Revenue:
Capital Project, Series A	5.000%	7/15/38	3,505,000	3,802,543
Capital Project, Series A	5.000%	7/15/43	2,000,000	2,156,749
Sanger, CA, USD Revenue, COP, Capital Projects, Refunding, AGM	5.000%	6/1/45	4,100,000	4,347,083
South San Francisco, CA, Public Facilities Financing Authority, Lease Revenue, Multiple Capital Project, Series A	5.250%	6/1/46	1,250,000	1,381,188

Total Leasing				23,369,835

Local General Obligation - 6.5%
Chino Valley, CA, USD, GO, Series B	5.000%	8/1/55	2,000,000	2,140,942
Gilroy, CA, USD, GO:
Series 2021	4.000%	8/1/42	500,000	489,788
Series 2021	4.000%	8/1/44	1,000,000	978,798
Hartnell, CA, Community College District, GO, CAB:
Series A, Refunding	0.000%	8/1/35	2,000,000	1,200,612
Series A, Refunding	0.000%	8/1/36	2,000,000	1,141,323
Series A, Refunding	0.000%	8/1/37	1,000,000	541,280
Local Public Schools Funding Authority School Improvement District No. 2016-1, GO, Series A, BAM	5.000%	8/1/46	1,600,000	1,687,716
San Diego, CA, USD, GO, CAB:
Series I	0.000%	7/1/34	5,000,000	3,198,677
Series I	0.000%	7/1/35	5,000,000	3,049,670

See Notes to Schedule of Investments.

4	Western Asset California Municipals Fund 2022 Quarterly Report

WESTERN ASSET CALIFORNIA MUNICIPALS FUND

Schedule of investments (unaudited) (cont’d)	November 30, 2022

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Local General Obligation - (continued)
Series I	0.000%	7/1/36	$6,500,000	$3,779,065
Westside Union School District, Refunding, GO	5.000%	8/1/40	1,210,000	1,308,262

Total Local General Obligation				19,516,133

Other - 2.5%
California State MFA Revenue:
Goodwill Industries Sacramento Valley & Northern Nevada, Series A	6.625%	1/1/32	1,000,000	994,558	(a)
Goodwill Industries Sacramento Valley & Northern Nevada, Series A	6.875%	1/1/42	1,500,000	1,444,076	(a)
Senior Lien, LINXS APM Project, Series A	5.000%	12/31/43	4,000,000	4,045,829	(d)
Lee Lake, CA, Public Financing Authority Revenue, Junior Lien, Series B, Refunding	5.000%	9/1/25	955,000	966,716

Total Other				7,451,179

Power - 7.9%
Anaheim, CA, Housing & Public Improvements Authority Revenue:
Series A	5.000%	10/1/50	1,400,000	1,447,093
Series C, Refunding	5.000%	10/1/45	2,250,000	2,340,734
Los Angeles, CA, Department of Water & Power, Power System Revenue:
Los Angeles Water & Power, Series A	5.000%	7/1/42	5,000,000	5,280,950
Series C	5.000%	7/1/42	5,000,000	5,312,730
Modesto, CA, Irrigation District Financing Authority Electric System Revenue:
Series A	5.000%	10/1/38	2,000,000	2,165,353
Series A	5.000%	10/1/39	1,785,000	1,923,952
Northern California Transmission Agency Revenue, California Oregon Project, Series A, Refunding	5.000%	5/1/39	1,500,000	1,586,997
Puerto Rico Electric Power Authority Revenue:
Series A	5.000%	7/1/42	1,050,000	777,000	*(e)
Series A	5.050%	7/1/42	170,000	125,375	*(e)
Series XX	5.250%	7/1/40	1,750,000	1,299,375	*(e)
Series ZZ, Refunding	5.250%	7/1/18	400,000	295,000	*(f)
Riverside, CA, Electric Revenue, Series A, Refunding	5.000%	10/1/48	1,250,000	1,348,513

Total Power				23,903,072

See Notes to Schedule of Investments.

Western Asset California Municipals Fund 2022 Quarterly Report	5

WESTERN ASSET CALIFORNIA MUNICIPALS FUND

Schedule of investments (unaudited) (cont’d)	November 30, 2022

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Pre-Refunded/Escrowed to Maturity - 0.5%
Ontario, CA, Redevelopment Financing Authority Revenue, Ontario, CA, Redevelopment Project No. 1, NATL	5.800%	8/1/23	$595,000	$607,607	(g)
Santa Ana, CA, Financing Authority Revenue, Police Administration & Holding Facility, NATL	6.250%	7/1/24	632,500	656,935	(g)
Sequoia, CA, Healthcare District Revenue	5.375%	8/15/23	165,000	168,098	(g)

Total Pre-Refunded/Escrowed to Maturity				1,432,640

Special Tax Obligation - 7.8%
Inland Valley, CA, Development Agency, Successor Agency Tax Allocation Revenue, Series A, Refunding	5.000%	9/1/44	1,750,000	1,772,471
Los Angeles County, CA, MTA, Sales Tax Revenue, Senior Proposition C, Series B	5.000%	7/1/34	4,000,000	4,458,451
Puerto Rico Sales Tax Financing Corp., Sales Tax Revenue:
CAB, Restructured, Series A-1	0.000%	7/1/27	460,000	370,753
CAB, Restructured, Series A-1	0.000%	7/1/46	2,860,000	720,792
Restructured, Series A-1	4.550%	7/1/40	110,000	102,446
Restructured, Series A-1	4.750%	7/1/53	990,000	904,567
Restructured, Series A-1	5.000%	7/1/58	370,000	351,060
Restructured, Series A-2	4.329%	7/1/40	1,190,000	1,078,045
River Islands, CA, Public Financing Authority, Special Tax Revenue:
Community Facilities District No. 2003-1	5.750%	9/1/52	600,000	582,034
Community Facilities District No. 2003-1, Series A-1, Refunding, AGM	5.250%	9/1/52	750,000	807,092
Riverside County, CA, Transportation Commission Sales Tax Revenue, Series B, Refunding	5.000%	6/1/39	10,000,000	10,771,328
San Diego County, CA, Regional Transportation Commission, Sales Tax Revenue, Series A	5.000%	4/1/48	1,500,000	1,575,579

Total Special Tax Obligation				23,494,618

State General Obligation - 0.1%
Puerto Rico Commonwealth, GO:
CAB, Restructured, Series A-1	0.000%	7/1/24	6,879	6,321
CAB, Restructured, Series A-1	0.000%	7/1/33	26,607	14,605
Restructured, Series A-1	5.250%	7/1/23	11,545	11,596
Restructured, Series A-1	5.375%	7/1/25	23,026	23,358
Restructured, Series A-1	5.625%	7/1/27	22,818	23,371
Restructured, Series A-1	5.625%	7/1/29	22,448	23,010

See Notes to Schedule of Investments.

6	Western Asset California Municipals Fund 2022 Quarterly Report

WESTERN ASSET CALIFORNIA MUNICIPALS FUND

Schedule of investments (unaudited) (cont’d)	November 30, 2022

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
State General Obligation - (continued)
Restructured, Series A-1	5.750%	7/1/31	$21,803	$22,396
Restructured, Series A-1	4.000%	7/1/33	20,675	18,015
Restructured, Series A-1	4.000%	7/1/35	18,584	15,849
Restructured, Series A-1	4.000%	7/1/37	15,950	13,330
Restructured, Series A-1	4.000%	7/1/41	21,686	17,430
Restructured, Series A-1	4.000%	7/1/46	22,553	17,419
Subseries CW	0.000%	11/1/43	97,641	44,549	(c)

Total State General Obligation				251,249

Transportation - 16.5%
Alameda, CA, Corridor Transportation Authority Revenue:
Convertible CAB, Series C, Refunding, AGM	5.000%	10/1/52	2,750,000	2,892,595
Second Subordinated Lien, Series B, Refunding	5.000%	10/1/34	6,500,000	6,689,684
Bay Area Toll Authority, CA, Toll Bridge Revenue, San Francisco Bay Area, Series B-1, (SIFMA Municipal Swap Index Yield + 1.100%)	3.000%	4/1/24	500,000	503,805	(b)(c)
Foothill-Eastern Transportation Corridor Agency, CA, Toll Road Revenue, Senior Lien, Series A, Refunding	4.000%	1/15/46	1,000,000	920,731
Long Beach, CA, Marina System Revenue, Alamitos Bay Marina Project	5.000%	5/15/45	2,085,000	2,110,373
Los Angeles, CA, Department of Airports Revenue:
Los Angeles International Airport, Subordinated, Series C	5.000%	5/15/44	4,000,000	4,102,112	(d)
Los Angeles International Airport, Subordinated, Series F	5.000%	5/15/34	3,300,000	3,523,693	(d)
Port of Oakland, CA, Intermediate Lien Revenue:
Series D, Refunding	5.000%	11/1/27	2,000,000	2,147,267	(d)
Series H, Refunding	5.000%	5/1/27	1,625,000	1,733,622	(d)
Series H, Refunding	5.000%	11/1/29	1,000,000	1,095,847	(d)
San Diego County, CA, Regional Airport Authority Revenue:
Series B	5.000%	7/1/26	750,000	783,898	(d)
Series B	5.000%	7/1/27	530,000	558,575	(d)
Series B	5.000%	7/1/46	5,250,000	5,390,580	(d)
Series C	5.000%	7/1/25	1,160,000	1,205,074	(d)
Series C	5.000%	7/1/26	215,000	224,718	(d)
Series C	5.000%	7/1/27	530,000	558,575	(d)

See Notes to Schedule of Investments.

Western Asset California Municipals Fund 2022 Quarterly Report	7

WESTERN ASSET CALIFORNIA MUNICIPALS FUND

Schedule of investments (unaudited) (cont’d)	November 30, 2022

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Transportation - (continued)
San Francisco, CA, City & County Airport Commission, International Airport Revenue:
Second Series D, Refunding	5.000%	5/1/48	$3,000,000	$3,053,073	(d)
Series A, Refunding	5.000%	5/1/36	2,900,000	3,092,765	(d)
Series E	5.000%	5/1/35	4,750,000	5,017,711	(d)
San Jose, CA, International Airport SJC Revenue, Series A, Refunding	5.000%	3/1/33	1,000,000	1,080,370	(d)
Stockton, CA, Public Financing Authority, Water Revenue, Series A, Refunding	5.000%	3/1/47	3,250,000	3,059,116

Total Transportation				49,744,184

Water & Sewer - 9.9%
California State Infrastructure & Economic Development Bank Revenue, Green Bond, Clean Water State Revolving Fund, Series B	5.000%	10/1/48	4,000,000	4,296,122
Eastern Municipal Water District Financing Authority, CA, Water & Wastewater Revenue, Series D	5.000%	7/1/47	3,000,000	3,189,068
Fillmore, CA, Wastewater Revenue, Refunding, AGM	5.000%	5/1/47	4,500,000	4,730,785
Mountain House Public Financing Authority, CA, Utility Systems Revenue, Green Bond, Series A, BAM	4.000%	12/1/45	4,000,000	3,836,589
Puerto Rico Commonwealth Aqueduct & Sewer Authority Revenue, Senior Lien, Series A, Refunding	5.000%	7/1/47	1,150,000	1,104,148	(a)
Riverside, CA, Sewer Revenue:
Series A, Refunding	5.000%	8/1/36	1,000,000	1,090,778
Series A, Refunding	5.000%	8/1/37	3,350,000	3,643,195
Southern California Water Replenishment District Financing Authority, Replenishment Revenue:
Series 2018	5.000%	8/1/43	3,000,000	3,257,683
Series 2018	5.000%	8/1/48	2,000,000	2,155,389
Stockton, CA, PFA Revenue, Green Bond, Series A, Refunding, BAM	5.000%	10/1/36	2,200,000	2,396,651

Total Water & Sewer				29,700,408

TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost - $292,748,459)				284,926,390

See Notes to Schedule of Investments.

8	Western Asset California Municipals Fund 2022 Quarterly Report

WESTERN ASSET CALIFORNIA MUNICIPALS FUND

Schedule of investments (unaudited) (cont’d)	November 30, 2022

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
SHORT-TERM INVESTMENTS - 4.5%
MUNICIPAL BONDS - 4.5%
Housing - 1.2%
San Jose, CA, Multifamily Housing Revenue, Series B, Refunding, LOC-FHLMC	1.790%	7/1/38	$3,700,000	$3,700,000	(d)(h)(i)

Transportation - 3.3%
San Francisco, CA, City & County Airport Commission, International Airport Revenue, Second Series A, Refunding, LOC - Bank of America N.A.	1.500%	5/1/30	9,980,000	9,980,000	(d)(h)(i)

TOTAL SHORT-TERM INVESTMENTS (Cost - $13,680,000)				13,680,000

TOTAL INVESTMENTS - 99.1% (Cost - $306,428,459)				298,606,390
Other Assets in Excess of Liabilities - 0.9%				2,569,215

TOTAL NET ASSETS - 100.0%				$301,175,605

*	Non-income producing security.

(a)

Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees.

(b)	Maturity date shown represents the mandatory tender date.

(c)

Variable rate security. Interest rate disclosed is as of the most recent information available. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.

(d)	Income from this issue is considered a preference item for purposes of calculating the alternative minimum tax (“AMT”).

(e)	The coupon payment on this security is currently in default as of November 30, 2022.

(f)	The maturity principal is currently in default as of November 30, 2022.

(g)	Bonds are generally escrowed to maturity by government securities and/or U.S. government agency securities.

(h)

Variable rate demand obligations (“VRDOs”) have a demand feature under which the Fund can tender them back to the issuer or liquidity provider on no more than 7 days notice. The interest rate generally resets on a daily or weekly basis and is determined on the specific interest rate reset date by the remarketing agent, pursuant to a formula specified in official documents for the VRDO, or set at the highest rate allowable as specified in official documents for the VRDO. VRDOs are benchmarked to the Securities Industry and Financial Markets Association (“SIFMA”) Municipal Swap Index. The SIFMA Municipal Swap Index is compiled from weekly interest rate resets of tax-exempt VRDOs reported to the Municipal Securities Rulemaking Board’s Short-term Obligation Rate Transparency System.

(i)	Maturity date shown is the final maturity date. The security may be sold back to the issuer before final maturity.

See Notes to Schedule of Investments.

Western Asset California Municipals Fund 2022 Quarterly Report	9

WESTERN ASSET CALIFORNIA MUNICIPALS FUND

Schedule of investments (unaudited) (cont’d)	November 30, 2022

Abbreviation(s) used in this schedule:

ABAG	— Association of Bay Area Governments
AGM	— Assured Guaranty Municipal Corporation - Insured Bonds
BAM	— Build America Mutual - Insured Bonds
CAB	— Capital Appreciation Bonds
CDA	— Communities Development Authority
CMI	— California Mortgage Insurance Program - Insured Bonds
COP	— Certificates of Participation
FHLMC	— Federal Home Loan Mortgage Corporation
GO	— General Obligation
LOC	— Letter of Credit
MFA	— Municipal Finance Authority
MTA	— Metropolitan Transportation Authority
NATL	— National Public Finance Guarantee Corporation - Insured Bonds
PCFA	— Pollution Control Financing Authority
PFA	— Public Facilities Authority
SIFMA	— Securities Industry and Financial Markets Association
USD	— Unified School District

This Schedule of Investments is unaudited and is intended to provide information about the Fund’s investments as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.

See Notes to Schedule of Investments.

10	Western Asset California Municipals Fund 2022 Quarterly Report

Notes to Schedule of Investments (unaudited)

1. Organization and significant accounting policies

Western Asset California Municipals Fund (the “Fund”) is a separate non-diversified investment series of Legg Mason Partners Income Trust (the “Trust”). The Trust, a Maryland statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

The Fund follows the accounting and reporting guidance in Financial Accounting Standards Board (“FASB”) Accounting Standard Codification Topic 946, Financial Services — Investment Companies (“ASC 946”). The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”), including, but not limited to, ASC 946.

(a) Investment valuation. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services typically use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Investments in open-end funds are valued at the closing net asset value per share of each fund on the day of valuation. If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Trustees.

Pursuant to policies adopted by the Board of Trustees, the Fund’s manager has been designated as the valuation designee and is responsible for the oversight of the daily valuation process. The Fund’s manager is assisted by the Global Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee is responsible for making fair value determinations, evaluating the effectiveness of the Fund’s pricing policies, and reporting to the Fund’s manager and the Board of Trustees. When determining the reliability of third party pricing information for investments owned by the Fund, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.

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Notes to Schedule of Investments (unaudited) (continued)

The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.

For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Trustees, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board of Trustees quarterly.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

•	Level 1 – unadjusted quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

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Notes to Schedule of Investments (unaudited) (continued)

The following is a summary of the inputs used in valuing the Fund’s assets carried at fair value:

ASSETS
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Municipal Bonds†	—	$284,926,390	—	$284,926,390
Short-Term Investments†	—	13,680,000	—	13,680,000

Total Investments	—	$298,606,390	—	$298,606,390

†	See Schedule of Investments for additional detailed categorizations.

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